Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Bank Loans and Acceptances) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Banks Loans And Acceptances [Line Items]
Residential mortgages	$ 315,063	$ 331,649
Consumer installment and other personal	259,033	228,382
Credit card	41,662	40,639
Business and government	345,943	356,973
Total loans	961,701	957,643
Loans at FVOCI	288	230
Loans and acceptances	961,989	957,873
Allowance for loan losses	8,689	8,094
Total loans and acceptances, net of allowance	$ 953,300	$ 949,779